TAXES RECEOVERABLE (Tables)	9 Months Ended
Sep. 30, 2022
Schedule Of Income Taxes Recoverable And Canadian Sales Taxes
	September 30, 2022	December 31, 2021
VAT recoverable	$1,862	$790
GST recoverable	16	26
Income taxes recoverable	2,595	2,548
	$4,473	$3,364